Earnings Per Share (Basic And Diluted) - Summary of Earnings Per Share (Detail) R$ / shares in Units, shares in Thousands, R$ in Thousands	3 Months Ended							9 Months Ended						12 Months Ended
	Sep. 30, 2020 BRL (R$) R$ / shares shares		Sep. 30, 2020 £ / shares	Sep. 30, 2019 BRL (R$) R$ / shares shares		Sep. 30, 2019 $ / shares	Sep. 30, 2019 £ / shares	Sep. 30, 2020 BRL (R$) R$ / shares shares		Sep. 30, 2020 £ / shares	Sep. 30, 2019 BRL (R$) R$ / shares shares		Sep. 30, 2019 £ / shares	Dec. 31, 2019 BRL (R$) R$ / shares shares		Dec. 31, 2019 $ / shares	Dec. 31, 2018 BRL (R$) R$ / shares shares		Dec. 31, 2018 $ / shares	Dec. 31, 2017 BRL (R$) R$ / shares shares		Dec. 31, 2017 $ / shares
Earnings per share [line items]
Net income | R$	R$ 540,434			R$ 257,814				R$ 1,475,613			R$ 692,011			R$ 1,080,484			R$ 461,440			R$ 413,874
Basic weighted average quantity of shares (1)	551,800	[1]		509,247	[1]			551,800	[1]		509,247	[1]		511,462			493,117			484,919
Basic earnings per share | (per share)	R$ 0.9794		£ 0.9794	R$ 0.5063			£ 0.5063	R$ 2.6742		£ 2.6742	R$ 1.3589		£ 1.3589	R$ 2.1125	[2]	$ 21,125	R$ 0.9358	[2]	$ 9,358	R$ 0.8535	[2]	$ 8,535
Share-based incentive program	4,774			0				4,323			0			248
Diluted weighted average quantity of shares	556,574			509,247				556,574			509,247			511,710			493,117			484,919
Diluted earnings per share | (per share)	R$ 0.9710		£ 0.9710	R$ 0.5063		$ 0.5063		R$ 2.6534		£ 2.6534	R$ 1.3589		£ 1.3589	R$ 2.1115	[2]	$ 21,115	R$ 0.9358	[2]	$ 9,358	R$ 0.8535	[2]	$ 8,535

[1]	Thousands of shares.
[2]	The basic and diluted earnings per common share are in effect with the reverse share split occurred on November 30, 2019.